Equity Activity (AOCI Table) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	$ (21,602)		$ (25,759)		$ (21,885)
Other comprehensive income before reclassifications	(7,822)		2,036		(5,177)
Amount reclassified from accumulated other comprehensive income	1,548		2,121		1,303
Total change for the period	(6,274)		4,157		(3,874)
Balance at the End of the Period	(27,875)		(21,602)		(25,759)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(165)		(90)		71
Other comprehensive income before reclassifications	618		28		5
Amount reclassified from accumulated other comprehensive income	(60)		(103)		(167)
Total change for the period	557		(76)		(161)
Balance at the End of the Period	392		(165)		(90)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	332	[1]	1,733	[1]	1,767	[1]
Other comprehensive income before reclassifications	(2,074)	[1]	(1,401)	[1]	(34)	[1]
Amount reclassified from accumulated other comprehensive income	0	[1]	0	[1]	0	[1]
Total change for the period	(2,074)	[1]	(1,401)	[1]	(34)	[1]
Balance at the End of the Period	(1,742)	[1]	332	[1]	1,733	[1]
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(21,767)		(27,406)		(23,737)
Other comprehensive income before reclassifications	(6,348)		3,409		(5,164)
Amount reclassified from accumulated other comprehensive income	1,605		2,229		1,495
Total change for the period	(4,742)		5,639		(3,669)
Balance at the End of the Period	(26,509)		(21,767)		(27,406)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) Net of Tax
Balance at the Beginning of the Period	(1)		4		13
Other comprehensive income before reclassifications	(18)		0		16
Amount reclassified from accumulated other comprehensive income	3		(5)		(25)
Total change for the period	(15)		(5)		(9)
Balance at the End of the Period	$ (15)		$ (1)		$ 4

[1]	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.